Expense Example - IDX Alternative FIAT ETF [Member]	Sep. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 303